Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounts Receivable [Abstract]
Accounts Receivable
4.	Accounts Receivable

At September 30, 2023 and December 31, 2022, the Company’s accounts receivable consisted of the following:

	2023	2022
Billed:
Construction services	$887,045	$1,310,456
Other receivable	—	115,746
Total gross receivables	887,045	1,426,202
Less: allowance for credit losses	(145,746)	(145,746)
Total net receivables	$741,299	$1,280,456

Receivables are evaluated for collectability and allowances for potential losses are established or maintained on applicable receivables.

4.	Accounts Receivable

At December 31, 2022, 2021 and 2020, the Company’s accounts receivable consisted of the following:

	2022	2021	2020
Billed:
Construction services	$1,310,456	$2,293,187	$1,391,555
Engineering services	—	86,388	86,264
Medical revenue	—	679,446	1,157,819
Retainage receivable	—	635,049	615,136
Other receivable	115,746	186,692	180,748
Total gross receivables	1,426,202	3,880,762	3,431,522
Less: allowance for credit losses	(145,746)	(963,116)	(795,914)
Total net receivables	$1,280,456	$2,917,646	$2,635,608

Receivables are evaluated for collectability and allowances for potential losses are established or maintained on applicable receivables. There were direct write offs of $40,580 during the year ended December 31, 2022. There was a provision for credit losses of $0 and $167,202 for the years ended December 31, 2022 and 2021, respectively.